Summary of significant accounting policies - Schedule of impact on consolidated balance sheet upon adoption of ASC 606 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current assets:
Deferred Income Tax Assets, Net	$ 9,290	¥ 64,675		¥ 36,901
Current liabilities:
Accrued expenses and other current liabilities	22,686	157,945		157,462
Equity
Accumulated deficit	$ (267,264)	(1,860,640)		¥ (872,698)
ASC 606 Adoption Effect [Member]
Non-current assets:
Deferred Income Tax Assets, Net		4,775
Current liabilities:
Accrued expenses and other current liabilities		19,105
Equity
Accumulated deficit		(14,330)	¥ 54,127
Before Adoption of ASC 606 [Member]
Non-current assets:
Deferred Income Tax Assets, Net		59,900
Current liabilities:
Accrued expenses and other current liabilities		138,840
Equity
Accumulated deficit		¥ (1,846,310)